T. ROWE PRICE Mid-Cap Value Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
BANK LOANS 0.0% (1)
Chesapeake Energy, FRN
1M USD LIBOR + 8.00%, 6/24/24 (2) 1,275,000 2,046
Total Bank Loans (Cost $1,479) 2,046
COMMON STOCKS 92.8%
COMMUNICATION SERVICES 4.4%
Media 4.1%
DISH Network, Class A (3) 2,128,016 77,034
Fox, Class A  2,373,074 85,692
News, Class A  12,846,295 326,681
Scholastic (4) 2,486,087 74,856
ViacomCBS, Class B  1,190,951 53,712
617,975
Wireless Telecommunication Services 0.3%
Telephone & Data Systems  2,070,372 47,536
47,536
Total Communication Services 665,511
CONSUMER DISCRETIONARY 2.6%
Diversified Consumer Services 0.7%
Strategic Education  1,178,368 108,304
108,304
Hotels, Restaurants & Leisure 0.5%
Compass Group (GBP) (3) 3,387,195 68,434
68,434
Multiline Retail 0.4%
Nordstrom  1,702,589 64,477
64,477
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren  1,186,782 146,164
146,164
Total Consumer Discretionary 387,379
CONSUMER STAPLES 8.0%
Beverages 0.5%
Carlsberg, Class B (DKK)  542,014 83,123
83,123
Food & Staples Retailing 1.6%
Kroger  456,339 16,424

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
Sysco  2,772,427 218,301
234,725
Food Products 5.9%
Bunge  4,163,463 330,038
Campbell Soup  2,239,480 112,578
Flowers Foods (4) 12,418,016 295,549
Kraft Heinz  3,591,400 143,656
881,821
Total Consumer Staples 1,199,669
ENERGY 11.2%
Energy Equipment & Services 1.4%
Frank's International (3)(4) 19,525,420 69,315
NOV  4,816,637 66,084
SEACOR Marine Holdings (3)(4) 1,880,357 10,023
Tidewater (3)(4) 4,493,075 56,298
201,720
Oil, Gas & Consumable Fuels 9.8%
Cameco  12,607,333 209,408
Canadian Natural Resources  6,140,726 189,564
EQT (4) 20,282,841 376,855
Equinor (NOK)  3,427,723 66,908
Equitrans Midstream  12,182,512 99,409
Hess  1,748,309 123,711
Imperial Oil  13,769,513 332,947
NAC Kazatomprom, GDR  3,190,642 78,505
1,477,307
Total Energy 1,679,027
FINANCIALS 15.6%
Banks 3.5%
Fifth Third Bancorp  7,882,060 295,183
Popular  1,367,679 96,175
Westamerica BanCorp (4) 2,202,474 138,272
529,630
Capital Markets 4.3%
Lazard, Class A  3,322,535 144,564
Northern Trust  1,974,172 207,505
State Street  3,531,835 296,709
648,778
Diversified Financial Services 1.0%
Groupe Bruxelles Lambert (EUR)  1,430,336 147,963
147,963

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
Insurance 6.2%
Brighthouse Financial (3) 2,950,246 130,548
Brown & Brown  3,322,605 151,876
CNA Financial  3,531,291 157,602
Kemper  1,417,796 113,027
Loews  5,436,500 278,784
Marsh & McLennan  763,260 92,965
924,802
Thrifts & Mortgage Finance 0.6%
Capitol Federal Financial (4) 6,921,828 91,680
91,680
Total Financials 2,342,853
HEALTH CARE 14.2%
Biotechnology 0.9%
Alkermes (3) 4,584,387 85,636
Incyte (3) 598,356 48,628
134,264
Health Care Equipment & Supplies 5.1%
Baxter International  2,291,500 193,265
DENTSPLY SIRONA  3,637,049 232,080
Hologic (3) 1,906,859 141,832
Zimmer Biomet Holdings  1,237,872 198,159
765,336
Health Care Providers & Services 7.2%
Cardinal Health  5,801,647 352,450
Covetrus (3) 3,662,827 109,775
Patterson (4) 8,212,120 262,377
Select Medical Holdings (3)(4) 10,341,279 352,638
1,077,240
Pharmaceuticals 1.0%
Perrigo  3,655,618 147,943
147,943
Total Health Care 2,124,783
INDUSTRIALS & BUSINESS SERVICES 8.1%
Aerospace & Defense 2.0%
Textron  5,239,950 293,857
293,857
Air Freight & Logistics 1.1%
CH Robinson Worldwide  1,735,895 165,656
165,656

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
Airlines 0.6%
Southwest Airlines  1,495,791 91,333
91,333
Commercial Services & Supplies 0.4%
Cintas  155,761 53,163
53,163
Machinery 2.6%
AGCO  1,065,051 152,995
CNH Industrial (EUR) (3) 5,006,869 77,507
PACCAR  1,760,797 163,613
394,115
Marine 0.4%
SEACOR Holdings (3)(4) 1,307,826 53,294
53,294
Road & Rail 1.0%
JB Hunt Transport Services  715,941 120,328
Ryder System  318,917 24,126
144,454
Total Industrials & Business Services 1,195,872
INFORMATION TECHNOLOGY 2.7%
Electronic Equipment, Instruments & Components 0.9%
National Instruments  2,998,520 129,491
129,491
IT Services 0.5%
Cognizant Technology Solutions, Class A  934,798 73,026
73,026
Semiconductors & Semiconductor Equipment 1.3%
Applied Materials  1,506,710 201,296
201,296
Total Information Technology 403,813
MATERIALS 9.0%
Chemicals 2.6%
Corteva  4,336,069 202,148
PPG Industries  368,683 55,398
Westlake Chemical  1,462,484 129,854
387,400
Construction Materials 1.6%
Summit Materials, Class A (3) 4,991,282 139,856

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
Vulcan Materials  593,046 100,076
239,932
Metals & Mining 4.8%
Cia de Minas Buenaventura, ADR (3) 10,829,037 108,615
Franco-Nevada (CAD)  2,101,446 263,354
Freeport-McMoRan (3) 5,302,068 174,597
Fresnillo (GBP)  8,813,488 104,975
Gold Fields, ADR  6,317,524 59,953
711,494
Total Materials 1,338,826
REAL ESTATE 6.7%
Equity Real Estate Investment Trusts 6.5%
Apartment Income REIT, REIT  1,596,833 68,281
Apartment Investment & Management, Class A, REIT (4) 9,582,353 58,836
Equity Commonwealth, REIT  3,699,800 102,854
Equity Residential, REIT  1,366,767 97,901
Rayonier, REIT (4) 7,191,931 231,940
Regency Centers, REIT  2,287,605 129,730
Weyerhaeuser, REIT  7,820,036 278,393
967,935
Real Estate Management & Development 0.2%
St. Joe  795,166 34,113
34,113
Total Real Estate 1,002,048
UTILITIES 5.6%
Electric Utilities 3.7%
FirstEnergy  8,454,189 293,276
PG&E (3) 22,172,745 259,643
552,919
Gas Utilities 0.7%
National Fuel Gas  2,029,528 101,456
101,456
Multi-Utilities 1.2%
CenterPoint Energy  5,038,660 114,126
Consolidated Edison  966,900 72,324
186,450
Total Utilities 840,825
Total Miscellaneous Common Stocks  4.7% (5) 731,264
Total Common Stocks (Cost $10,038,789) 13,911,870

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER STAPLES 0.2%
Food Products 0.2%
Bunge, 4.875% (6) 313,035 36,369
Total Consumer Staples 36,369
Total Convertible Preferred Stocks (Cost $35,426) 36,369
CORPORATE BONDS 0.2%
Weatherford International, 11.00%, 12/1/24 (7) 30,710,000 29,405
Total Corporate Bonds (Cost $22,399) 29,405
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Government Reserve Fund, 0.04% (4)(8) 1,074,892,335 1,074,892
Total Short-Term Investments (Cost $1,074,892) 1,074,892
Total Investments in Securities 100.4%
(Cost $11,172,985) $ 15,054,582
Other Assets Less Liabilities (0.4)% (59,663)
Net Assets 100.0% $ 14,994,919
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of March 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Affiliated Companies
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Perpetual security with no stated maturity date.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$29,405 and represents 0.2% of net assets.
(8) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Value Fund

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CAD Canadian Dollar
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Apartment Investment & Management, Class A,
REIT  $ — $ 8,381 $ —
Capitol Federal Financial  — 5,148 584
EQT  — 119,060 —
Flowers Foods  — 14,593 2,484
Frank's International  — 15,683 —
Patterson  (1,776) 22,125 2,208
Rayonier, REIT  358 20,572 1,942
Scholastic  — 11,691 340
SEACOR Holdings  208 (724) —
SEACOR Marine Holdings  — 4,927 —
Select Medical Holdings  13,917 55,496 —
Tidewater  — 17,137 —
Westamerica BanCorp  — 16,472 903
T. Rowe Price Government Reserve Fund, 0.04% — — 83
Totals $ 12,707# $ 310,561 $ 8,544+

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Apartment Investment &
Management, Class A, REIT  $ 47,846 $ 2,609 $ — $ 58,836
Capitol Federal Financial  * 701 — 91,680
EQT  257,795 — — 376,855
Flowers Foods  276,842 4,114 — 295,549
Frank's International  52,229 1,403 — 69,315
Patterson  252,982 — 12,730 262,377
Rayonier, REIT  213,832 30 2,494 231,940
Scholastic  56,375 6,790 — 74,856
SEACOR Holdings  67,267 216 13,465 53,294
SEACOR Marine Holdings  5,096 — — 10,023
Select Medical Holdings  311,932 — 14,790 352,638
Tidewater  37,775 1,386 — 56,298
Westamerica BanCorp  120,470 1,330 — 138,272
T. Rowe Price Government
Reserve Fund, 0.04% 240,528  ¤  ¤ 1,074,892
Total $ 3,146,825^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,544 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,883,875.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Mid-Cap Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Mid-Cap Value Fund

F115-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 31,451 $ — $ 31,451
Common Stocks 12,827,732 1,084,138 — 13,911,870
Convertible Preferred Stocks — 36,369 — 36,369
Short-Term Investments 1,074,892 — — 1,074,892
Total $ 13,902,624 $ 1,151,958 $ — $ 15,054,582
1
Includes Bank Loans and Corporate Bonds.